Mortgage Loans Held for Sale and Warehouse Lines of Credit - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022	Sep. 30, 2023 USD ($) loan	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Mortgage loans held for sale, at fair value		$ 160,025		$ 160,025		$ 248,826	$ 1,854,435	$ 160,025
Cash remitted directly to lender	$ 98,400
Proceeds from Sale, Loan, Mortgage, Held-for-Sale	14,800			$ 2,685,341	$ 11,390,991	$ 12,035,915	$ 51,791,633
Collateral Pledged
Short-Term Debt [Line Items]
Average days loans held for sale		21 days	21 days	14 days	17 days	18 days	20 days
Collateral Pledged | Financial Asset, Equal to or Greater than 90 Days Past Due
Short-Term Debt [Line Items]
Mortgage loans held for sale, at fair value		$ 1,600		$ 1,600		$ 3,000
Number of loans 90 days past due or non-performing | loan				4		7
Uncollateralized | Company Fund Loans Held For Investment [Member]
Short-Term Debt [Line Items]
Total sales price of LHFS	$ 113,200
Warehouse Agreement Borrowings
Short-Term Debt [Line Items]
Weighted average interest rate (as a percent)				6.92%	4.94%	6.00%	2.36%
Compensating balances		$ 18,800		$ 18,800		$ 15,000	$ 29,000